Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Tax Assets And Liabilities [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following at December 31 (in thousands):

	Note	Deferred tax assets	Deferred tax liabilities
At January 1, 2019		$745	$745
Deferred tax recognized to profit or loss	5	5,324	-
Foreign exchange		(24)	(24)
Deferred tax recognized on acquisition to balance sheet		-	232,573
Released to profit or loss		(721)	(13,505)
At December 31, 2019		$5,324	$219,789
Deferred tax recognized to profit or loss	5	9,860	-
Foreign exchange		614	(4)
Released to profit or loss		(2,178)	(39,087)
Reclassifications to balance sheet		(64)	-
Deferred tax recognized on acquisition to balance sheet		-	1,765
At December 31, 2020		$13,556	$182,463

Deferred tax, net liability at December 31, 2020			$168,907

Summary of Trading Losses
	Local currency	2019	2019	2020	2020
		Local ‘000	$’000	Local ‘000	$’000
UK trading losses	GBP	404,654	528,694	709,446	739,879
US Net Operating Losses (“NOL”)	USD	79,816	79,816	195,565	195,565
Brazil trading losses	BRL	65,893	16,378	72,760	14,107
Japan trading losses	JPY	343,414	3,151	301,340	2,902
Hong Kong trading losses	HKD	8,051	1,034	5,149	664
			629,073		953,117